Related Party - Additional Information (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, number of shares to purchase with assets	29,313	32,936